Investments	12 Months Ended
Mar. 31, 2019
Disclosure Of Investments [Abstract]
Investments

21. Investments

Significant accounting policies that apply to investments

Investments classified as amortised cost

These investments are measured at amortised cost. Any gain or loss on derecognition is recognised in the income statement.

Investments classified as fair value through profit and loss

These investments are initially recognised at fair value plus direct transaction costs. They are re-measured at subsequent reporting dates to fair value and changes are recognised directly in the income statement.

Debt instruments classified as fair value through other comprehensive income

These investments are initially recognised at fair value plus direct transaction costs. Investments are re-measured at subsequent reporting dates to fair value, and unrealised gains and losses are recognised in other comprehensive income (except for changes in exchange rates for monetary items, interest, and impairment losses, which are recognised in the income statement). On derecognition of the investment, the cumulative gain or loss previously recognised in other comprehensive income is taken to the income statement, in the line that most appropriately reflects the nature of the item or transaction.

Equity instruments classified as fair value through other comprehensive income

We have made an irrevocable election to present changes in the fair value of equity investments that are not held for trading in other comprehensive income. All gains or losses are recognised in other comprehensive income and are not reclassified to the income statement when the investments are disposed of, aside from dividends which are recognised in the income statement when our right to receive payment is established. Equity investments are recorded in non-current assets unless they are expected to be sold within one year.

IFRS 9 was applied for the first time on 1 April 2018 and introduces new classifications for financial instruments, including investments. Under IAS 39, we classified investments as available-for-sale, loans and receivables, and fair value through profit or loss. On transition to IFRS 9 we have reclassified them as fair value through other comprehensive income, fair value through profit or loss, and amortised cost, as set out in note 1. The current year figures in the following table reflect the classifications under IFRS 9, and the prior year figures reflect the previous classifications under IAS 39. Amounts owed by parent companies, classified as loans and receivables under IAS39, are classified as amortised cost under IFRS9, which has not changed the accounting for these investments.

At 31 March	2019 £m	2018 £m	2017 £m

Non-current assets
Fair value through other comprehensive income	48	–	–
Available-for-sale	–	46	37
Amounts owed by ultimate parent company	3,029	2,983	1,371
Amounts owed by parent company	10,436	10,318	10,191
Fair value through profit or loss	6	7	7
	13,519	13,354	11,606
Current assets
Fair value through other comprehensive income	–	–	–
Available-for-sale	–	2,575	1,437
Amounts owed by ultimate parent company	61	34	28
Amounts owed by parent company	211	168	192
Investment held at amortised cost	3,214	–	–
Loans and receivables	–	447	83
	3,486	3,224	1,740

Investments held at amortised cost consist of investments previously classified as loans and receivables and relate to money market investments denominated in sterling of £2,687m (2017/18: £416m , 2016/17: £35m), in US dollars of £26m (2017/18: £27m , 2016/17: £30m), in euros of £499m (2017/18: £nil, 2016/17: £nil) and in other currencies £2m (2017/18: £4m , 2016/17: £18m ). They also include investments in liquidity funds of £2,522m held to collect contractual cash flows. In prior years, investments in liquidity funds (2017/18: £2,575m, 2016/17: £1,437m) were classified as available-for-sale.

Fair value estimation

Fair value hierarchy At 31 March 2019	Level 1 £m	Level 2 £m	Level 3 £m	Total held at fair value £m

Non-current and current investments
Fair value through other comprehensive income	38	–	10	48
Fair value through profit or loss	6	–	–	6
Total	44	–	10	54

At 31 March 2018	Level 1 £m	Level 2 £m	Level 3 £m	Total held at fair value £m

Non-current and current investments
Available-for-sale	32	2,575	14	2,621
Fair value through profit or loss	7	–	–	7
Total	39	2,575	14	2,628

At 31 March 2017	Level 1 £m	Level 2 £m	Level 3 £m	Total held at fair value £m

Non-current and current investments
Available-for-sale	21	1,437	16	1,474
Fair value through profit or loss	7	–	–	7
Total	28	1,437	16	1,481

The three levels of valuation methodology used are:

Level 1 – uses quoted prices in active markets for identical assets or liabilities.

Level 2 – uses inputs for the asset or liability other than quoted prices that are observable either directly or indirectly.

Level 3 – uses inputs for the asset or liability that are not based on observable market data, such as internal models or other valuation method.

Level 2 balances disclosed in prior years consist of investments classified as available-for-sale and relating to liquidity funds denominated in sterling of £2,180m (2017/18) and £900m (2016/17), and in euros of £395m (2017/18) and £537m (2016/17). Their fair value was calculated by using notional currency amounts adjusted by year end spot exchange rates. These have been reclassified on adoption of IFRS 9 and are now held at amortised cost.

Level 3 balances consist of investments classified as fair value through comprehensive income (previously available-for-sale) of £10m (2017/18: £14m, 2016/17: £16m) which represent investments in a number of private companies. In the absence of specific market data, these investments are held at cost, adjusted as necessary for impairments, which approximates to fair value.